Label	Element	Value
Common Stock
NET INCOME (LOSS)	us-gaap_NetIncomeLoss	$ 0
Additional Paid-In Capital
NET INCOME (LOSS)	us-gaap_NetIncomeLoss	0
Accumulated (Deficit)
NET INCOME (LOSS)	us-gaap_NetIncomeLoss	$ 815,362